UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		December 31, 2009


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		$ 616,305,000

















List of Other Included Managers:			None
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                FORM 13F INFORMATION TABLE



               Column 1                 Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                                 VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
            NAME OF ISSUER            TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                                Common       018522300       16,844  515,424sh         sole                505,724
AMERIS BANCORP                        Common       03076K108        9,2831,296,510sh         sole              1,259,126
AMETEK INC                            Common       031100100       19,827  518,479sh         sole                510,603
ASTORIA FINANCIAL CORP                Common       046265104       21,9301,764,267sh         sole              1,737,008
CAMBRIDGE BANCORP                     Common       132152109          786   25,782sh         sole                 25,782
COLONY BANKCORP INC.                  Common       19623P101        2,071  449,187sh         sole                429,236
COMMUNITY CAPITAL CORP.               Common       20363C102           61   20,954sh         sole                 20,954
COMMUNITY FINANCIAL CORPORATION       Common       20365L100          104   23,936sh         sole                 23,936
DANVERS BANCORP INC.                  Common       236442109          260   20,000sh         sole                 20,000
FPL GROUP INC.                        Common       302571104       18,379  347,960sh         sole                342,147
GENERAL DYNAMICS CORP.                Common       369550108       19,329  283,543sh         sole                278,161
H.J. HEINZ COMPANY                    Common       423074103       17,644  412,623sh         sole                403,523
HEALTH NET INC COM                    Common       42222G108       23,5481,011,067sh         sole                997,020
INDEPENDENT BANK CORP/MS              Common       453836108          185    8,850sh         sole                  8,850
INTERNATIONAL BANCSHARES CORP         Common       459044103       21,3621,129,643sh         sole              1,117,422
JM SMUCKER CO/THE                     Common       US8326964       21,019  340,382sh         sole                333,482
MAC-GRAY CORP                         Common       554153106       13,4751,308,288sh         sole              1,267,885
MARATHON OIL CORP                     Common       565849106       17,627  564,609sh         sole                551,347
NEW ENGLAND BANCSHARES, INC.          Common       643863202           69   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.                 Common       666762109          573   33,957sh         sole                 33,957
PEOPLES BANCORP INC                   Common       709789101          212   21,850sh         sole                 21,850
PRAXAIR INC.                          Common       74005P104       19,216  239,275sh         sole                234,347
QUEST DIAGNOSTICS                     Common       US74834L1       15,257  252,688sh         sole                247,928
SOUND FINANCIAL INC                   Common       83607Y108           85   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.                Common       844767103       11,4671,652,336sh         sole              1,622,777
THE CHUBB CORPORATION                 Common       171232101       19,361  393,669sh         sole                386,214
TORO CO                               Common       891092108       18,463  441,583sh         sole                429,523
UNITEDHEALTH GROUP INC                Common       91324P102       18,071  592,893sh         sole                583,677
UNIVEST CORP OF PENNSYLVANIA          Common       US9152711       19,0501,086,697sh         sole              1,069,597
VERIZON COMMUNICATIONS                Common       92343V104       17,424  525,924sh         sole                516,916
WEBSTER FINANCIAL CORP - CT           Common       947890109       16,0251,350,048sh         sole              1,332,087
WELLPOINT INC (NEW)                   Common       94973V107       22,550  386,853sh         sole                375,664
WESCO INTERNATIONAL INC               Common       95082P105       15,991  592,048sh         sole                576,836
144A KRBL LIMITED DERIVATIVE          Derivative   48125D811        2,817  612,300sh         sole                612,300
144A LIC HOUSING FINANCE DERIVATIVE   Derivative   US46627U737      1,775  102,900sh         sole                102,900
144A NIIT TECHNOLOGIES DERIVATIVE     Derivative   48125D761        2,461  637,400sh         sole                637,400
144A SOUTH INDIAN BANK LIMITED DERIVATDerivative   48125D779        2,029  631,600sh         sole                631,600
144A USHA MARTIN LTD                  Derivative   48125D787        2,0591,196,900sh         sole              1,196,900
AUTOLIV INC.                          ADR          052800109       52,9131,220,324sh         sole                987,570
BHP BILLITON LTD - SPON ADR (AU)      Spon ADR     088606108       12,554  163,939sh         sole                150,703
BHP BILLITON PLC - ADR (UK)           ADR          05545E209       26,120  409,078sh         sole                246,728
INFOSYS TECHNOLOGIES-SP ADR           ADR          456788108       14,707  266,100sh         sole                218,600
METHANEX CORPORATION (US SHARES)      ADR          59151K108          315   16,150sh         sole                  9,450
NOVARTIS AG-ADR                       ADR          66987V109           82    1,500sh         sole                      0
SAMSUNG ELECTRONICS COMMON-GDR        GDR          796050888       15,472   45,099sh         sole                 16,407
SAMSUNG ELECTRONICS PFD N/V-GDR       GDR          796050201          113      500sh         sole                    500
SK TELECOM CO LTD ADR                 ADR          78440P108        6,564  403,712sh         sole                 73,935
STATE BANK OF INDIA - SPON GDR        GDR          856552203       51,997  533,200sh         sole                433,100
ISHARES MSCI EAFE INDEX FUND          Exchange Fund464287465        2,642   47,800sh         sole                      0
ISHARES MSCI EAFE SMALL CAP           Exchange Fund464288273        1,884   52,600sh         sole                 52,600
SPDR S&P INTL SMALL CAP               Exchange Fund78463X871        1,900   75,000sh         sole                 75,000


















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